Income tax	12 Months Ended
Dec. 31, 2022
Income tax
Income tax

25.Income tax

A reconciliation between income tax expense and the product of accounting profit (loss) multiplied by the Company’s statutory tax rate is provided below:

Years ended December 31,	2022	2021
		(restated)
Loss before Income Tax	$(127,210)	$(34,075)
Statutory Tax Rate	27%	27%
Expected income tax recovery based on statutory rate	(34,347)	(9,200)
Impact of foreign income tax rate differential	1,825	(113)
Permanent and other differences	30,326	7,168
Non-deductible expenses	103	—
True-up	(100)	—
Tax benefits not recognized	813	2,146
Impact of Brazilian tax credits	1,380	—
Income tax expense (recovery)	$—	$—

Gross deductible temporary differences have not been recognized in respect of the following items:

December 31,	2022	2021
Share issue costs and property and equipment	$6,309	$8,434
Loss carryforward - Canada	15,338	14,640
Loss carryforward / Pre-operational expenditure tax pool - Brazil	21,153	7,340
Other Assets	36	107
	$42,836	$30,521

(b)	Non-capital losses

The following table summarizes the Company’s non-capital losses that can be applied against future taxable profit:

Country	Amount	Expiry date
Canada	$15,338	2037 and 2042
Brazil	21,153	indefinite

The tax loss carry forward in Brazil can be carried forward indefinitely, however only 30% of taxable income in one year can be applied against the loss carry-forward balance.

(c)	Recognized deferred tax assets (liabilities).

The following table summarizes the type of recognized deferred tax assets and liabilities:

December 31,	2022	2021
Non-capital losses carried forward	$400	$15
Note payable	—	(15)
Intercompany loan	(327)	—
ROU assets/Lease liabilities	(73)	—
	$—	$—